ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2012	2013
Accrued payroll and other compensation, including annual performance bonus	15,831	6,191
Proceeds payable from the employees’ exercise and sales of equity awards	1,258	9,963
Accrued license fee	7,390	1,137
Taxes payable	4,881	2,985
Accrued warranty	2,398	654
Accrued professional services fees	1,052	752
Rebate to end customers and distributors	1,034	560
Withholding tax payable	759	1,004
Accrued royalty	750	360
Unearned commission received from depository bank	439	201
Accrued annual leave	363	457
Accrued freight	272	155
Accrual for loss on firm, noncancelable, and unconditional purchase commitments	59	327
Advances from customers	17	16
Unearned government subsidies	—	492
Accrued testing fee	227	2,391
Accrued merger related expense	—	770
Others	1,139	1,636
	37,869	30,051

Royalty

In June 2009, the Company entered into a license and technology agreement with a third party, which requires the Company to pay royalty fees based on the percentages of revenue derived from certain products using the licensed technology. The Company included royalty expense of USD 2,013, USD 1,530 and USD 966 in cost of revenue for the years ended December 31, 2011, 2012 and 2013 respectively.

Unearned commission received from depository bank

In 2010, the Company entered into an agreement with a depository bank, which agreed to reimburse up to USD 1,294 to the Company’s expenses incurred in connection with the advancement of the Company’s ADR and investor relations programs in the next five years. The Company initially recorded the payment from the depository bank as liabilities and then recognized as a reduction to selling, general and administrative expenses over the beneficial period.

The Company received USD 2and USD nil in the years ended December 31, 2012 and 2013 and recorded USD240and USD238 as a reduction of selling, general and administrative expense for the years ended December 31, 2012 and 2013, respectively.

Accrued warranty

The Company accrues for warranty costs based on its historical products return experience as well as the customer claims received. As of December 31, 2012, the accrued warranty included an accrual loss for certain defective product claimed by a particular customer with amount of USD 1,800. Such defect was caused by a foundry of the Company. The foundry had issued a credit note to the Company with the same amount to offset the Company’s payable to the foundry. For the year ended December 31, 2013, the Company has settled the claim by making the payment of USD 1,800 to the customers and the corresponding amount was deducted from the payment to the foundry.